Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2014	₩ 15,248,270	₩ 44,639	₩ (120,520)	₩ 398,518	₩ 14,188,591	₩ (4,489)	₩ 14,506,739	₩ 741,531
Total comprehensive income:
Profit (loss) for the year	1,515,885				1,518,604		1,518,604	(2,719)
Other comprehensive income (loss)	1,835				(13,402)	17,078	3,676	(1,841)
Total comprehensive income	1,517,720				1,505,202	17,078	1,522,280	(4,560)
Transactions with owners:
Annual dividends	(596,008)				(595,865)		(595,865)	(143)
Interim dividends	(72,629)				(72,629)		(72,629)
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Acquisition of treasury shares	(490,192)		(490,192)				(490,192)
Disposal of treasury shares	425,744		425,744				425,744
Changes in consolidation scope	(5,226)							(5,226)
Changes in ownership in subsidiaries	(636,743)		(24,040)		(832)	(3,286)	(28,158)	(608,585)
Transactions with owners	(1,391,894)		(88,488)		(686,166)	(3,286)	(777,940)	(613,954)
Balance at Dec. 31, 2015	15,374,096	44,639	(209,008)	398,518	15,007,627	9,303	15,251,079	123,017
Total comprehensive income:
Profit (loss) for the year	1,660,101				1,675,967		1,675,967	(15,866)
Other comprehensive income (loss)	(247,331)				(7,499)	(235,486)	(242,985)	(4,346)
Total comprehensive income	1,412,770				1,668,468	(235,486)	1,432,982	(20,212)
Transactions with owners:
Annual dividends	(635,782)				(635,482)		(635,482)	(300)
Interim dividends	(70,609)				(70,609)		(70,609)
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Changes in ownership in subsidiaries	52,795		10,269				10,269	42,526
Transactions with owners	(670,436)		10,269		(722,931)		(712,662)	42,226
Balance at Dec. 31, 2016	16,116,430	44,639	(198,739)	398,518	15,953,164	(226,183)	15,971,399	145,031
Total comprehensive income:
Profit (loss) for the year	2,657,595				2,599,829		2,599,829	57,766
Other comprehensive income (loss)	(1,013)				5,875	(8,544)	(2,669)	1,656
Total comprehensive income	2,656,582				2,605,704	(8,544)	2,597,160	59,422
Transactions with owners:
Annual dividends	(635,763)				(635,482)		(635,482)	(281)
Interim dividends	(70,609)				(70,609)		(70,609)
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Share option	414		414				414
Changes in ownership in subsidiaries	(21,019)		(3,912)		9		(3,903)	(17,116)
Transactions with owners	(743,817)		(3,498)		(722,922)		(726,420)	(17,397)
Balance at Dec. 31, 2017	₩ 18,029,195	₩ 44,639	₩ (202,237)	₩ 398,518	₩ 17,835,946	₩ (234,727)	₩ 17,842,139	₩ 187,056